UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083
Name of Registrant: Vanguard Ohio Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2018
Item 1: Schedule of Investments

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
Ohio (98.9%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,008
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,535	6,014
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	2,963
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	10,170	11,043
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/28	285	308
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/29	610	658
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/30	2,090	2,243
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/30	1,415	1,640
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/31	1,500	1,601
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/31	1,285	1,484
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/32	1,300	1,383
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/20 (Prere.)	8,000	8,436
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	4,015	4,281
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,320	6,839
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	10,020	10,737
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	1.560%	9/4/18 LOC	2,200	2,200
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/28	250	290
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	1,900	1,921
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	4,800	4,837
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/42	2,120	2,342
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	11/1/44	125	126
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/47	9,600	9,675
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	7,650

American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	5,880	6,417
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	8,410	9,016
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,010	3,257
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,415	11,191
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/28	110	126
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/37	2,600	2,882
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	3,000	3,309
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,412
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,510
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	2,000	2,242
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	8,365	9,297
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/35	2,000	2,270
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	2,000	2,253
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/21 (Prere.)	4,700	5,162
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/28	705	830
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/29	1,195	1,401
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/30	365	426
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/33	1,000	1,051
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/35	1,470	1,535
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/36	1,000	1,040
Berea OH City School District GO	4.000%	12/1/47 (15)	750	766
Berea OH City School District GO	4.000%	12/1/53 (15)	2,750	2,800
Big Walnut OH School District School Facilities
Construction & Improvement GO	5.000%	12/1/55	4,425	5,035
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/29	2,010	2,287
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/34	2,000	2,029
Bowling Green State University Ohio Revenue	5.000%	6/1/28	300	347
Bowling Green State University Ohio Revenue	5.000%	6/1/29	395	455
Bowling Green State University Ohio Revenue	5.000%	6/1/31	750	857
Bowling Green State University Ohio Revenue	5.000%	6/1/33	1,075	1,222
Bowling Green State University Ohio Revenue	5.000%	6/1/34	1,565	1,755
Bowling Green State University Ohio Revenue	5.000%	6/1/35	1,000	1,119
Bowling Green State University Ohio Revenue	5.000%	6/1/42	1,000	1,109
Bowling Green State University Ohio Revenue	5.000%	6/1/45	3,250	3,612

Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	2,000	2,136
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/20 (Prere.)	2,000	2,145
Brunswick OH City School District GO	5.000%	12/1/31	400	443
Brunswick OH City School District GO	5.000%	12/1/32	435	481
Brunswick OH City School District GO	5.000%	12/1/33	500	553
Brunswick OH City School District GO	5.000%	12/1/34	765	845
Brunswick OH City School District GO	5.000%	12/1/35	520	573
Brunswick OH City School District GO	5.000%	12/1/36	500	551
Brunswick OH City School District GO	5.000%	12/1/37	415	456
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/29	1,700	2,031
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,405	1,548
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,010	2,164
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	4,000	4,287
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	1,390	1,499
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	2,770	2,983
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/30	1,010	1,052
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/31	1,075	1,117
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/34	3,350	3,414
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,010	8,734
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/27	615	666
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,370
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,500	1,597
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/35	300	316
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/36	500	525
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/47	1,435	1,489
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	1,000	1,162
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	4.000%	12/1/42	500	500
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/47	3,300	3,614
Cincinnati OH City School District COP	5.000%	12/15/29	2,000	2,249
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	5,550	5,871
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,450	5,521
Cincinnati OH GO	4.000%	12/1/29	1,000	1,089
Cincinnati OH GO	4.000%	12/1/30	500	540

Cincinnati OH Water System Revenue	5.000%	12/1/21 (Prere.)	5,115	5,617
Clark-Shawnee OH Local School District GO	4.000%	11/1/31	400	430
Clark-Shawnee OH Local School District GO	4.000%	11/1/32	660	705
Clark-Shawnee OH Local School District GO	4.000%	11/1/34	860	913
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/31	530	565
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/35	500	524
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/36	500	522
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/37	2,200	2,288
Cleveland Heights OH City School District GO	4.500%	12/1/47	2,050	2,147
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,075
Cleveland OH Airport System Revenue	5.000%	1/1/28	4,530	4,862
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,215
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,050	5,413
Cleveland OH Airport System Revenue	5.000%	1/1/31	1,045	1,119
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,015	1,122
Cleveland OH Income Tax Revenue	4.000%	10/1/28	350	376
Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	537
Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	429
Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	322
Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,505	2,935
Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	578
Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	575
Cleveland OH Income Tax Revenue	5.000%	10/1/37	4,860	5,345
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,242
Cleveland OH Public Power System Revenue	5.000%	11/15/26 (4)	265	307
Cleveland OH Public Power System Revenue	5.000%	11/15/27 (4)	210	245
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (4)	150	176
Cleveland OH Public Power System Revenue	5.000%	11/15/29 (4)	210	245
Cleveland OH Public Power System Revenue	5.000%	11/15/32 (4)	530	611
Cleveland OH Public Power System Revenue	5.000%	11/15/34 (4)	760	870
Cleveland OH Public Power System Revenue	5.000%	11/15/36 (4)	1,000	1,137
Cleveland OH Public Power System Revenue	5.000%	11/15/37 (4)	595	674
Cleveland OH Public Power System Revenue	5.000%	11/15/38 (4)	825	932
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41	1,500	1,669
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45	1,565	1,736
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,068
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	3,010	3,236
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	1.560%	9/7/18	300	300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	755
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/30	3,020	3,333
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,010	3,264
Columbus OH City School District GO	0.000%	12/1/29 (4)	2,000	1,391
Columbus OH City School District GO	5.000%	12/1/33	3,000	3,434
Columbus OH City School District GO	5.000%	12/1/36	2,000	2,279

Columbus OH City School District GO	5.000%	12/1/42	500	565
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,244
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/47	1,480	1,667
Columbus OH GO	4.000%	8/15/27	1,400	1,532
Columbus OH GO	4.000%	4/1/30	5,015	5,461
Columbus OH GO	4.000%	4/1/31	2,060	2,233
Columbus OH GO	4.000%	4/1/33	1,000	1,074
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,137
Cuyahoga County OH (Convention Hotel
Project) COP	4.000%	12/1/34	1,345	1,378
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	1,000	1,091
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/28	3,000	3,303
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/30	2,000	2,184
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	4,000	4,317
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/52	6,445	6,789
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	2,500	2,740
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	2,700	2,835
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	2,000	2,185
Cuyahoga County OH Public Library Fund
Special Obligation Revenue	4.000%	12/1/32	1,840	1,909
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,163
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,144
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,071
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,139
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/31	615	699
Cuyahoga OH Community College District GO	4.000%	12/1/30	1,800	1,921
Cuyahoga OH Community College District GO	4.000%	12/1/32	2,250	2,384
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	3,899
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,146
Elyria OH City School District GO	5.000%	12/1/29	505	581
Elyria OH City School District GO	4.000%	12/1/51	4,685	4,751
Euclid OH City School District GO	4.750%	1/15/54	5,000	5,306
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,427
Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,219
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,445	5,042
Franklin County OH GO	5.000%	12/1/31	3,000	3,472
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	2,925
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.000%	7/1/35	500	542
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,462

Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,525
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	2,923
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,665	3,950
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,122
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/28	1,590	1,869
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/36	1,110	1,141
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/38	775	792
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/39	1,290	1,317
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,499
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/44	2,300	2,339
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/47	2,420	2,455
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	1.520%	9/7/18	3,545	3,545
Franklin County OH Revenue (Trinity Health
Corp.)	4.000%	12/1/46	3,880	3,917
1 Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/46	1,500	1,678
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/47	8,950	10,054
Franklin County OH Sales Tax Revenue	4.000%	6/1/29	2,110	2,336
Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	6,968
Franklin County OH Sales Tax Revenue	5.000%	6/1/48	5,000	5,784
Fremont City OH School District GO	5.000%	1/15/33	1,000	1,127
Fremont City OH School District GO	4.000%	1/15/55	2,000	2,009
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,554
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,436
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,310	5,722
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,025	3,333
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,853
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	1,000	1,079

Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,104
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	4,450	4,765
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,100
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	1,400	1,494
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,109
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	4.125%	8/15/37	20	20
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	5,000	5,507
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	4.250%	8/15/47	3,025	3,093
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/47	3,000	3,292
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,501
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,686
Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,000	1,159
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,530	1,765
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	6,500	6,845
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,399
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,734
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,689
Harrison Hills Ohio City School District Ohio GO	4.000%	11/1/54	2,720	2,750
Highland OH Local School District GO	5.250%	12/1/48	5,000	5,533
Highland OH Local School District GO	5.250%	12/1/54	2,000	2,202
Huber Heights OH City School District GO	4.000%	12/1/34	2,000	2,082
Hudson City School District OH GO	4.000%	12/1/31	400	424
Hudson City School District OH GO	4.000%	12/1/32	400	423
Hudson City School District OH GO	4.000%	12/1/33	400	421
Indian Creek OH Local School District GO	5.000%	11/1/55	3,000	3,322
Indian Creek OH Local School District GO	5.000%	11/1/55	1,000	1,103
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	25,850	28,281
JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	1.610%	9/7/18	6,080	6,080
Kent State University Ohio Revenue	5.000%	5/1/37	4,185	4,519
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,663
Lakewood OH City School District GO	4.000%	11/1/28	200	216
Lakewood OH City School District GO	4.000%	11/1/30	235	251
Lakewood OH City School District GO	4.000%	11/1/31	440	468
Lakewood OH City School District GO	4.000%	11/1/32	225	238
Lakewood OH City School District GO	4.000%	11/1/33	375	395
Lakewood OH City School District GO	4.000%	11/1/34	430	452
Lakewood OH City School District GO	4.000%	11/1/36	1,000	1,042
Lakewood OH City School District GO	4.000%	11/1/37	375	390
Lorain County OH Community College District
General Revenue	5.000%	6/1/21 (Prere.)	4,530	4,913
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,128

Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,729
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	2,540	2,856
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/21 (Prere.)	2,000	2,280
Madison OH Local School District GO	5.250%	12/1/32	695	770
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,220
Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,163
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,155
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,080	2,228
Miami Valley OH Career Technology Center GO	4.000%	12/1/33	725	763
Miami Valley OH Career Technology Center GO	4.000%	12/1/34	725	761
Miami Valley OH Career Technology Center GO	4.000%	12/1/36	2,200	2,290
Miami Valley OH Career Technology Center GO	5.000%	12/1/44	2,500	2,838
Miamisburg OH City School District GO	5.000%	12/1/33	675	771
Miamisburg OH City School District GO	5.000%	12/1/36	500	567
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,353
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,083
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,412
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,219
Middletown OH City School District GO	5.250%	12/1/48	5,870	6,490
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,242
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,407
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	1,955	2,154
Montgomery County OH Revenue (Catholic
Health Initiatives)	6.250%	10/1/33	15	15
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,079
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.530%	9/4/18 LOC	200	200
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.530%	9/4/18 LOC	600	600
North Olmsted OH School District GO	0.000%	12/1/26	1,000	790
North Olmsted OH School District GO	0.000%	12/1/27	1,610	1,222
North Olmsted OH School District GO	4.000%	12/1/41	3,310	3,403
North Ridgeville OH City School District GO	4.000%	12/1/44	3,000	3,093
North Royalton OH City School District GO	4.000%	12/1/33	1,000	1,048
North Royalton OH City School District GO	4.000%	12/1/34	1,500	1,570
North Royalton OH City School District GO	5.000%	12/1/47	7,620	8,494
Northeast OH Medical University Revenue	5.000%	12/1/42	475	486
Northeast OH Regional Sewer District Revenue	4.000%	11/15/34	6,775	7,200
Northeast OH Regional Sewer District Revenue	4.000%	11/15/43	4,000	4,173
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/31	2,100	2,397
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	12,430	14,045
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/28	1,650	1,897
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	1,395	1,563

Northeastern Local School District (Clark
County) Ohio GO	4.000%	12/1/29 (4)	785	857
Northeastern Local School District (Clark
County) Ohio GO	4.000%	12/1/30 (4)	865	936
Northeastern Local School District (Clark
County) Ohio GO	4.000%	12/1/35 (4)	1,390	1,452
Northeastern Local School District (Clark
County) Ohio GO	4.000%	12/1/36 (4)	1,495	1,556
Northwest Local School District Ohio GO	5.000%	12/1/40	1,650	1,837
Northwest Local School District Ohio GO	5.000%	12/1/45	3,760	4,176
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,081
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/36	2,765	3,151
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/28	1,750	2,069
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/29	1,340	1,578
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,500	1,644
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	2/1/30	505	582
Ohio Common Schools GO VRDO	1.540%	9/7/18	3,175	3,175
Ohio GO	5.000%	11/1/28	10,000	11,564
Ohio GO	5.000%	4/1/31	1,230	1,340
Ohio GO	5.000%	2/1/32	6,320	7,253
Ohio GO	5.000%	5/1/32	5,000	5,722
Ohio GO	5.000%	5/1/36	4,960	5,625
Ohio GO	5.000%	6/15/36	2,785	3,166
Ohio GO	5.000%	3/15/37	9,745	10,921
Ohio GO	5.000%	5/1/37	4,330	4,902
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,202
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/29	3,000	3,529
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/30	2,500	2,927
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	4.000%	12/1/33	3,000	3,130
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	2,500	2,820
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.520%	9/4/18	700	700

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.550%	9/4/18	1,575	1,575
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,152
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,727
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/31	2,040	2,281
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/41	4,000	4,363
Ohio Higher Educational Facility Commission
Revenue (Kenyon College 2015 Project)	5.000%	7/1/41	610	674
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/31	300	344
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,508
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/35	850	961
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/36	750	775
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/36	1,430	1,625
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/37	650	670
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/42	2,000	2,237
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/47	4,500	4,590
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	10/1/47	7,000	7,174
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,547
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,617
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	5/15/20 (Prere.)	270	288
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/35	1,415	1,488
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/40	3,260	3,420
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,837
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/29	10	10
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,015	2,168
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	2,000	2,213
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/48	4,000	4,495
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	11/1/18 (Prere.)	4,000	4,026
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,113

Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,685
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,116
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,100
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	2,185	2,408
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	822
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/32	1,000	1,165
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/33	5,430	6,288
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/34	2,175	2,302
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/39	3,000	3,121
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	6,000	6,155
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	35	39
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	6,015	6,336
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	4.000%	1/15/46	40	40
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	900	903
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.100%	3/1/42	1,005	1,035
Ohio Infrastructure Improvement GO	5.000%	9/1/37	1,500	1,680
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/29	1,655	1,959
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/30	1,740	2,050
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/33	3,205	3,729
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	3,410	3,980
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	3,850	4,600
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,855	2,159
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/29	6,200	7,194
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/29	1,065	1,260
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,083
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/29	1,500	1,777
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,045	8,885
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	5,903
Ohio State University General Receipts
Revenue VRDO	1.470%	9/7/18	1,200	1,200

Ohio State University General Receipts
Revenue VRDO	1.490%	9/7/18	1,555	1,555
Ohio State University General Receipts
Revenue VRDO	1.540%	9/7/18	3,100	3,100
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,006
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/30	1,575	1,854
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	6,000	6,368
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/33	2,110	2,451
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	6,095	2,973
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/37	1,840	1,929
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	4,500	2,091
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,473
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	2,500	1,067
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	2,500	1,023
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	10,000	10,922
Ohio University General Receipts Revenue	5.000%	12/1/28	610	669
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,097
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,176
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,563
Ohio University General Receipts Revenue	5.000%	12/1/44	1,605	1,811
Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	5,636
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/28	2,320	2,746
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,408
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/37	2,550	2,920
Ohio Water Development Authority Fresh Water
Revenue	4.000%	6/1/36	3,000	3,163
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	4,915	5,827
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	8,895	10,501
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/31	2,450	2,878
Olentangy OH Local School District GO	4.000%	12/1/33	1,255	1,339
Olentangy OH Local School District GO	4.000%	12/1/34	500	532
Polaris Career Center COP	5.000%	11/1/34	30	34
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,683
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/18 (Prere.)	10,040	10,140
Rossford OH Exempted Village School District
GO	4.000%	12/1/53	2,180	2,201
Sandusky OH School District GO	5.000%	11/1/47	2,690	2,910
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/30	1,690	1,891
South-Western City OH School District GO	5.000%	12/1/36	335	366
Southwest Licking OH Local School District
School Facilities Construction & Improvement
GO	4.000%	11/1/34	500	530
Southwest Licking OH Local School District
School Facilities Construction & Improvement
GO	4.000%	11/1/42	4,650	4,812
Southwest OH Local School District (Hamilton
County) GO	5.000%	1/15/29	1,155	1,367
Southwest OH Local School District (Hamilton
County) GO	5.000%	1/15/30	1,295	1,526

Southwest OH Local School District (Hamilton
County) GO	5.000%	1/15/31	1,000	1,173
Southwest OH Local School District (Hamilton
County) GO	4.000%	1/15/55	3,400	3,416
Tallmadge OH City School District GO	4.000%	10/1/53	2,030	2,051
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,324
Toledo OH Waterworks Revenue	5.000%	11/15/29	2,205	2,560
Toledo OH Waterworks Revenue	5.000%	11/15/37	3,125	3,537
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,407
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,044
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,037
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,255	1,284
Union County OH Memorial Hospital Revenue	5.000%	12/1/26	200	234
Union County OH Memorial Hospital Revenue	5.000%	12/1/27	215	252
Union County OH Memorial Hospital Revenue	5.000%	12/1/28	530	618
Union County OH Memorial Hospital Revenue	5.000%	12/1/37	950	1,072
Union County OH Memorial Hospital Revenue	5.000%	12/1/38	600	675
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	2,790
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28	15	17
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/30	10	11
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,301
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/44	4,000	4,552
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/46	1,795	2,001
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/47	3,700	4,162
University of Cincinnati OH Revenue	5.000%	6/1/36	805	928
University of Toledo OH Revenue	5.000%	6/1/30	4,115	4,897
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/27	100	117
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	2,000	2,371
Upper Arlington OH School District GO	4.000%	12/1/35	1,795	1,905
Upper Arlington OH School District GO	4.000%	12/1/36	1,750	1,851
Upper Arlington OH School District GO	5.000%	12/1/48	3,000	3,444
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	948
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	678
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,045	1,122
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,353

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/44	30	30
Westlake OH City School District GO	4.000%	12/1/43	5,650	5,747
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,546
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,594
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	1,000	1,111
Winton Woods City OH School District GO	0.000%	11/1/29	885	608
Winton Woods City OH School District GO	0.000%	11/1/30	1,005	662
Winton Woods City OH School District GO	0.000%	11/1/31	1,020	643
Winton Woods City OH School District GO	0.000%	11/1/32	1,140	689
Winton Woods City OH School District GO	4.000%	11/1/53	2,000	2,005
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,002
Woodridge OH School District GO	4.000%	12/1/50	4,020	4,086
Wright State University Ohio General Revenue	5.000%	5/1/26	3,030	3,174
Wright State University Ohio General Revenue	5.000%	5/1/31	3,350	3,478
				1,184,378

Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,492
Total Tax-Exempt Municipal Bonds (Cost $1,167,457)				1,186,870
Other Assets and Liabilities-Net (0.9%)				10,978
Net Assets (100%)				1,197,848

1 Securities with a value of $559,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security. BAN - Bond Anticipation Note.

COP - Certificate of Participation. CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond. PILOT – Payments in Lieu of Taxes. PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note. TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note. VRDO - Variable Rate Demand Obligation. VRDP - Variable Rate Demand Preferred. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Ohio Long-Term Tax-Exempt Fund

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance). (6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund). (19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	159	33,606	7
10-Year U.S. Treasury Note	December 2018	51	6,134	3
				10

Short Futures Contracts
5-Year U.S. Treasury Note	December 2018	(54)	(6,124)	(7)
30-Year U.S. Treasury Bond	December 2018	(39)	(5,625)	(19)

Ohio Long-Term Tax-Exempt Fund

Ultra 10-Year U.S. Treasury Note	December 2018	(26)	(3,329)	(8)
(34)
(24)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,186,870	—
Futures Contracts—Assets[1]	28	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	18	1,186,870	—
1 Represents variation margin on the last day of the reporting period.

Ohio Long-Term Tax-Exempt Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 19, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.